Financial Risk Management - Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
USD [Member] | Maximum [Member]
Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material [Line Items]
Increase decrease in exchange rate	10.00%	10.00%
Increase decrease of profit before tax	$ 34	$ 14
increase decrease of net investment	$ 28	$ 11
USD [Member] | Minimum [Member]
Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material [Line Items]
Increase decrease in exchange rate	(1.00%)	(1.00%)
Increase decrease of profit before tax	$ (3)	$ (1)
increase decrease of net investment	$ (3)	$ (1)
EUR [Member] | Maximum [Member]
Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material [Line Items]
Increase decrease in exchange rate	10.00%	10.00%
Increase decrease of profit before tax	$ 11	$ 5
increase decrease of net investment	$ 9	$ 4
EUR [Member] | Minimum [Member]
Schedule of Exposure to Foreign Currency Changes for all Other Currencies is Not Material [Line Items]
Increase decrease in exchange rate	(1.00%)	(1.00%)
Increase decrease of profit before tax	$ (1)
increase decrease of net investment	$ (1)